UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
				 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  135 West Muhammad Ali Blvd.
	  Suite A
	  Louisville, KY  40202-1423


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	  0
Form 13F Information Table Entry Total:	 96
Form 13F Information Table Value Total:	100,263 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]


PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT               SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,713       21,689    SOLE                     19,589            0        2,100
A T & T INC            COMMON   00206R102          2,462      101,785    SOLE                    100,075            0        1,710
ABBOTT LABS            COMMON   002824100          1,872       40,023    SOLE                     39,623            0          400
ALBERTO CULVER CO      COMMON   013078100            312       11,500    SOLE                     10,500            0        1,000
ALTRIA GROUP INC       COMMON   02209S103          1,243       62,040    SOLE                     58,740            0        3,300
AMERICAN EXPRESS CO    COMMON   025816109            447       11,260    SOLE                     11,160            0          100
AMERICAN WATER WORKS   COMMON   030420103            464       22,500    SOLE                     20,500            0        2,000
AMGEN INC              COMMON   031162100            580       11,027    SOLE                     10,627            0          400
APPLE COMPUTER INC     COMMON   037833100            235          935    SOLE                        935            0            0
AQUA AMERICA INC       COMMON   03836W103            834       47,145    SOLE                     44,979            0        2,166
ASHLAND INC            COMMON   044209104            464       10,000    SOLE                      8,500            0        1,500
AUTOMATIC DATA PROCES  COMMON   053015103            457       11,350    SOLE                     11,350            0            0
BANK AMER CORP         COMMON   060505104            189       13,141    SOLE                     13,141            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702            351        4,400    SOLE                      4,350            0           50
BRISTOL MYERS SQUIBB   COMMON   110122108          2,129       85,365    SOLE                     84,965            0          400
BROWN FORMAN CORP CL   COMMON   115637100            411        7,059    SOLE                      6,959            0          100
BROWN FORMAN CORP CL   COMMON   115637209            787       13,754    SOLE                     13,629            0          125
BUCKEYE PARTNERS L P   COMMON   118230101            207        3,500    SOLE                      3,500            0            0
CAMPBELL SOUP CO       COMMON   134429109            243        6,772    SOLE                      6,772            0            0
CAPITAL ONE FINL CORP  COMMON   14040H105            210        5,220    SOLE                      5,220            0            0
CHEVRON CORP           COMMON   166764100          4,347       64,059    SOLE                     62,759            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          1,614       49,215    SOLE                     49,215            0            0
CISCO SYS INC          COMMON   17275R102            580       27,238    SOLE                     27,238            0            0
CLOROX CO              COMMON   189054109            848       13,640    SOLE                     13,340            0          300
COCA COLA CO           COMMON   191216100          2,344       46,760    SOLE                     45,160            0        1,600
COLGATE PALMOLIVE CO   COMMON   194162103            572        7,264    SOLE                      7,264            0            0
CONOCOPHILLIPS         COMMON   20825C104          1,273       25,930    SOLE                     24,556            0        1,374
CSX CORP               COMMON   126408103            276        5,560    SOLE                      5,560            0            0
DIAMOND OFFSHORE DRIL  COMMON   25271C102            448        7,200    SOLE                      7,000            0          200
DISCOVER FINANCIAL SV  COMMON   254709108            152       10,898    SOLE                     10,348            0          550
DISNEY WALT PRODTNS    COMMON   254687106            392       12,446    SOLE                     12,446            0            0
DOVER CORP             COMMON   260003108            559       13,378    SOLE                     13,378            0            0
DOW CHEMICAL CORP      COMMON   260543103            599       25,252    SOLE                     22,752            0        2,500
DU PONT E I DE NEMOUR  COMMON   263534109            597       17,264    SOLE                     17,164            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,707      106,670    SOLE                    104,102            0        2,568
ELI LILLY AND COMPANY  COMMON   532457108          1,280       38,222    SOLE                     36,922            0        1,300
EMERSON ELEC CO        COMMON   291011104            417        9,540    SOLE                      9,540            0            0
ENERGY TRANSFER PRTNR  COMMON   29273R109            399        8,600    SOLE                      8,600            0            0
ENTERPRISE PRODS PTRS  COMMON   293792107            342        9,680    SOLE                      9,680            0            0
EXXON MOBIL CORP       COMMON   30231G102          7,907      138,541    SOLE                    137,081            0        1,460
FIDELITY MAGELLAN FD   MUTUAL   316184100            276        4,691    SOLE                      4,691            0            0
FIRST HORIZON NATIONA  COMMON   320517105            136       11,858    SOLE                     11,858            0            0
GENERAL ELEC CO        COMMON   369604103          2,149      149,042    SOLE                    146,792            0        2,250
GENERAL MILLS INC      COMMON   370334104            932       26,250    SOLE                     25,450            0          800
GLAXOSMITHKLINE PLC A  COMMON   37733W105            348       10,220    SOLE                     10,220            0            0

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTEMNT              SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
GRACO INC              COMMON   384109104            453       16,075    SOLE                     15,075            0        1,000
HEINZ H J CO           COMMON   423074103          1,647       38,100    SOLE                     37,500            0          600
HERSHEY FOODS CORP     COMMON   427866108          1,699       35,442    SOLE                     32,842            0        2,600
HOME DEPOT INC         COMMON   437076102            859       30,618    SOLE                     28,518            0        2,100
HONEYWELL INTL INC     COMMON   438516106            446       11,421    SOLE                     11,321            0          100
HOSPIRA INC            COMMON   441060100            481        8,376    SOLE                      8,156            0          220
I B M                  COMMON   459200101          2,081       16,849    SOLE                     15,989            0          860
INTEL CORP             COMMON   458140100            714       36,720    SOLE                     35,120            0        1,600
INVESTMENT CO AMER CL  MUTUAL   461308827            313       13,362    SOLE                     13,362            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          5,254      143,508    SOLE                    135,297            0        8,211
JOHNSON & JOHNSON      COMMON   478160104          2,634      44,595     SOLE                     43,795            0          800
KIMBERLY CLARK CORP    COMMON   494368103            809       13,345    SOLE                     13,145            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            343        5,265    SOLE                      5,265            0            0
KRAFT FOODS INC CL A   COMMON   50075N104          1,536       54,864    SOLE                     52,285            0        2,579
MAGELLAN MIDSTREAM PT  COMMON   559080106            374        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,284       73,475    SOLE                     70,475            0        3,000
MCDONALDS CORP         COMMON   580135101            532        8,082    SOLE                      7,882            0          200
MEDTRONIC INC          COMMON   585055106            279        7,697    SOLE                      6,697            0        1,000
MERCK & COMPANY        COMMON   58933Y105          1,886       53,946    SOLE                     53,258            0          688
MICROSOFT CORP         COMMON   594918104          2,301       99,994    SOLE                     97,794            0        2,200
NEUBERGER & BERMAN EQ  MUTUAL   641224407            390       17,923    SOLE                     17,923            0            0
NEXTERA ENERGY INC CO  COMMON   65339F101            495       10,142    SOLE                     10,142            0            0
OLD NATL BANCORP IND   COMMON   680033107            323       31,206    SOLE                     31,206            0            0
PEPSICO INC            COMMON   713448108          3,529       57,906    SOLE                     57,306            0          600
PFIZER INC             COMMON   717081103          2,262      158,594    SOLE                    153,994            0        4,600
PHILIP MORRIS INTL IN  COMMON   718172109          2,214       48,300    SOLE                     45,200            0        3,100
PNC FINANCIAL CORP     COMMON   693475105            254        4,489    SOLE                      4,289            0          200
PPL CORP               COMMON   69351T106            252       10,108    SOLE                     10,008            0          100
PROCTER & GAMBLE CO    COMMON   742718109          4,929       82,171    SOLE                     80,976            0        1,195
REGIONS FINANCIAL COR  COMMON   7591EP100            160       24,334    SOLE                     24,334            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            328        6,535    SOLE                      6,535            0            0
SARA LEE CORP          COMMON   803111103            351       24,919    SOLE                     23,919            0        1,000
SCHLUMBERGER           COMMON   806857108            925       16,722    SOLE                     16,722            0            0
SPECTRA ENERGY CORP    COMMON   847560109          1,222       60,885    SOLE                     58,151            0        2,734
SY BANCORP CAP TR II   PREFERR  785059205            120       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106          1,216       24,738    SOLE                     24,738            0            0
TIME WARNER INC        COMMON   887317303            375       12,967    SOLE                     12,267            0          700
TJX COS INC NEW COM    COMMON   872540109            298        7,100    SOLE                      7,100            0            0
TOOTSIE ROLL INDS INC  COMMON   890516107            289       12,213    SOLE                     11,057            0        1,156
UNILEVER PLC ADR       COMMON   904767704            219        8,200    SOLE                      8,200            0            0
UNITED PARCEL SVC CL   COMMON   911312106            610       10,731    SOLE                     10,731            0            0
US BANCORP             COMMON   902973304          1,791       80,134    SOLE                     79,726            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            284        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            305       28,082    SOLE                     28,082            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,367       48,778    SOLE                     47,190            0        1,588

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT               SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
VISA INC CLASS A       COMMON   92826C839            382        5,400    SOLE                      5,100            0          300
WAL MART STORES INC    COMMON   931142103          1,149       23,895    SOLE                     23,895            0            0
WALGREEN COMPANY       COMMON   931422109            550       20,607    SOLE                     20,007            0          600
WASHINGTON MUT INVS F  MUTUAL   939330825            268       11,800    SOLE                     11,800            0            0
WELLS FARGO & CO       COMMON   949746101            267       10,437    SOLE                     10,437            0            0
WHITNEY HLDG CORP      COMMON   966612103            110       11,924    SOLE                     11,924            0            0

     TOTAL                                       100,263